                                                                John M. Richards
                                                       Assistant General Counsel

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO 63128
                                           September 8, 2015
VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  General American Separate Account Eleven
     File No. 811-04901

Commissioners:

Semi-annual Reports dated June 30, 2015 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the General American Separate Account Eleven of General American Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Semi-annual Report for the Equity-Income Portfolio of Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Semi-annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Semi-annual Reports for certain portfolios of the JPMorgan Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000909221, File No. 811-07874.

The Semi-annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Semi-annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Semi-annual Report for the Van Eck VIP Emerging Markets Fund of Van Eck VIP Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000811976, File No. 811-05083.

Sincerely,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company